Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2013
Goodwill and other intangible assets
Goodwill and other intangible assets

9. Goodwill and other intangible assets

        Capitalized software development cost and other intangible assets as of December 31, 2012 and 2013 consist of the following:

	At December 31, 2012								At December 31, 2013
	Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount
	(In millions of Korean Won)
Capitalized software development cost	~~W~~	29,010	~~W~~	(11,623)	~~W~~	—	~~W~~	17,387	~~W~~	29,558	~~W~~	(16,236)	~~W~~	(779)	~~W~~	12,543
Acquired intangible assets
Product technology		18,536		(11,565)		(4,609)		2,362		18,536		(12,503)		(6,033)		—
IPR&D technology		8,503		—		(8,503)		—		8,503		—		(8,503)		—
Trademarks		520		(350)		—		170		549		(380)		(3)		166
Others		2,204		(690)		(1,026)		488		3,078		(1,089)		(1,989)		—

Total	~~W~~	58,773	~~W~~	(24,228)	~~W~~	(14,138)	~~W~~	20,407	~~W~~	60,224	~~W~~	(30,208)	~~W~~	(17,307)	~~W~~	12,709

        The Company capitalized ~~W~~5,261 million, ~~W~~2,303 million and ~~W~~548 million of R&D costs in accordance with ASC 985, Costs of Software to be Sold, Leased, or Marketed in 2011, 2012 and 2013, respectively.

        All of the Company's intangible assets other than goodwill and IPR&D are subject to amortization. No significant residual value is estimated for the intangible assets. Aggregate amortization expenses for intangible assets for the years ended December 31, 2011, 2012 and 2013 were ~~W~~2,631 million, ~~W~~6,479 million and ~~W~~5,980 million, respectively.

        The Company recognized impairment loss of ~~W~~779 million for capitalized software development cost (Ragnarok Odyssey Ace, Ragnarok Online Guild Masters, and Game Station, a mobile game service platform) and ~~W~~3 million for trademarks in 2013.The Company recognized impairment losses of ~~W~~2,225 million and ~~W~~1,424 million for product technology (Dragonica and Jeweled Planet) in 2012 and 2013, respectively. Impairment charges amounting to ~~W~~227 million and ~~W~~963 million for other intangible assets were recognized in 2012 and 2013, respectively. Additionally, the Company recognized an impairment loss of ~~W~~8,503 million for IPR&D technology (East Road) in 2012.

        Despite the Company's various efforts, a significant decrease in revenue of Dragonica was noted in the third quarter of 2012 and fourth quarter of 2013, which were trigger events for the impairment analysis of Dragonica. As the carrying amount of Dragonica exceeded the sum of its estimated undiscounted future cash flows from future use, Dragonica was considered fully impaired. The Company recognized impairment losses of ~~W~~2,161 million and ~~W~~1,424 million for Dragonica in 2012 and 2013, respectively.

        Eternal Destiny was commercially launched in August 2011, but did not gain popularity in market. The Company ceased offering commercial service in November 2011, which was a triggering event for the impairment of Eternal Destiny. As the carrying amount of Eternal Destiny exceeded the sum of its estimated undiscounted future cash flows from future use, Eternal Destiny was considered fully impaired. An impairment charge amounting to ~~W~~799 million was recognized in 2011.

        Maestia was commercially launched in August 2012, but did not gain popularity in market. As the carrying amount of Maestia exceeded the sum of its estimated undiscounted future cash flows from future use, Maestia was considered fully impaired. An impairment charge amounting to ~~W~~237 million was recognized in 2013.

        Requiem Returns W was commercially launched in June 2013, but did not gain popularity in market. As the carrying amount of Requiem Returns W exceeded the sum of its estimated undiscounted future cash flows from future use, Requiem Returns W was considered fully impaired. An impairment charge amounting to ~~W~~382 million was recognized in 2013.

        Steal Fighter was commercially launched in February 2013, but did not gain popularity in market. The Company ceased offering commercial service in February 2014, which was a triggering event for the impairment of Steal Fighter. As the carrying amount of Steal Fighter exceeded the sum of its estimated undiscounted future cash flows from future use, Steal Fighter was considered fully impaired. An impairment charge amounting to ~~W~~344 million was recognized in 2013.

        In addition, the Company decided to cease its development of East Road due to the low likelihood that the game will be commercially successful, which triggered impairment of East Road in 2012. As the carrying amount of East Road exceeded the sum of its estimated undiscounted future cash flows from future use, East Road was considered fully impaired in 2012. The Company recognized an impairment loss of ~~W~~8,503 million. An impairment loss of ~~W~~227 million was recognized for other intangible assets due to the significant decrease in the revenue related to such assets in 2012.

        The Company developed Ragnarok Odyssey Ace, a PS VITA game, in a joint effort with GungHo Online Entertainment, Inc. and commercialized the game in August 2013. The carrying amount of Ragnarok Odyssey Ace, a PS VITA game, exceeded the sum of its estimated undiscounted future cash flows from future use and it was a trigger event for the impairment analysis of Ragnarok Odyssey Ace, a PS VITA game. The Company recognized impairment losses of ~~W~~381 million and fully wrote it off due to impairment in 2013.

        The Company developed Ragnarok Online Guild Masters and commercialized the game in October 2011, but did not gain popularity in market. The Company ceased offering commercial service in March 2013, which was a triggering event for the impairment of Ragnarok Online Guild Masters. As the carrying amount of Ragnarok Online Guild Masters exceeded the sum of its estimated undiscounted future cash flows from future use, Ragnarok Online Guild Masters was considered fully impaired. An impairment charge amounting to ~~W~~154 million was recognized in 2013.

        The Company developed Game Station, a mobile game service platform, but the carrying amount of Game Station, a mobile game service platform, exceeded the sum of its estimated value in use. An impairment charge amounting to ~~W~~244 million was fully recognized in 2013, as the carrying amount of Game Station, a mobile game service platform, exceeded its present value of the future cash flows expected to be derived.

        Changes in goodwill balances for the years ended December 31, 2011, 2012 and 2013 are as follows:

	2011		2012		2013
	(In millions of Korean Won)
Balance at beginning of the year
Goodwill	~~W~~	8,232	~~W~~	8,232	~~W~~	8,232
Accumulated impairment losses		(241)		(755)		(4,369)

		7,991		7,477		3,863

Impairment losses		(514)		(3,614)		(2,653)
Balance at end of the year
Goodwill		8,232		8,232		8,232
Accumulated impairment losses		(755)		(4,369)		(7,022)

	~~W~~	7,477	~~W~~	3,863	~~W~~	1,210

        We performed our annual impairment test for goodwill at all of our reporting units using data as of December 31, 2013. In performing the valuations, we used cash flows, which reflected management's forecasts and discount rates which reflect the risks associated with the current market. Prior to performing the two-step impairment test for goodwill, we performed a qualitative assessment for the reporting units NeoCyon and Gravity Games.

        In 2013, we performed the annual impairment test for goodwill for NeoCyon, the fair value of the business reporting unit NeoCyon was determined to be greater than its book value. Therefore, we concluded not to recognize impairment loss for NeoCyon.

        In performing the annual impairment test for goodwill for Gravity Games, the fair value of the business reporting unit Gravity Games was determined to be lower than its book value. Therefore, during the fiscal year ended December 31, 2013, we recorded impairment losses of Won 2,653 million (US$2,514 thousand) in reporting unit of Gravity Games due to the overall decline in the fair value of the reporting unit and uncertainty in the future. The fair value of the reporting unit was estimated principally using the expected present value of the future cash flows.

        As of December 31, 2013, the fair value of the business reporting unit for Gravity Games Corporation was determined to be lower than the book value of the business reporting unit for Gravity Games Corporation. Therefore, in 2013, the Company recorded an impairment loss of ~~W~~2,653 million in the reporting unit of Gravity Games Corporation. As a result of impairment, the goodwill for the reporting unit of Gravity Games Corporation was fully written off as of December 31, 2013.

        The impairment was due to declines in projected future revenues as compared to the projections of revenue used for the 2012 annual impairment test. During the fiscal year ended December 31, 2011 and 2012, the Company recorded an impairment loss of ~~W~~514 million and ~~W~~3,614 respectively, for the Gravity Games Corporation reporting unit due to the decline in the fair value of the reporting unit and a decline in projected future revenues.

        Expected amortization expenses related to the current net carrying amount of intangible assets are as follows:

(In millions of Korean Won)
2014	4,006
2015	3,964
2016	3,964
2017	675
2018 and thereafter	100

12,709